Description of Organization, Business Operations and Going Concern - Additional Information (Detail) - USD ($)				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 24, 2021	Mar. 04, 2021	Sep. 18, 2020	Mar. 31, 2022	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Description of Organization, Business Operations and Going Concern
Cash					$ 2,637,558	$ 6,410,000	$ 7,319,365
CIK 0001816261 Executive Network Partnering Corp [Member]
Description of Organization, Business Operations and Going Concern
Sale of stock issue price per share						$ 10.00
Proceeds from initial public offer					414,000,000
Stock related warrants issued during the period value					5,932,770
Payment towards restricted investments					414,000,000	$ 414,000,000.0	$ 414,000,000.0
Term of restricted investments						185 days	185 days
Equity method investment ownership percentage						50.00%
Percentage of the public shares to be redeemed in case of non occurrence of business combination						100.00%	100.00%
Amount per share to be maintained in the trust account						$ 10.00	$ 10.00
Minimum net worth needed						$ 5,000,001	$ 5,000,001
Period after the cut off date for consummation of business combination within which public shares shall be redeemed						10 days	10 days
Estimated expenses payable on liquidation						$ 100,000	$ 100,000
Cash					888,097	103,949	93,862
Net Working Capital						10,700,000	896,000
Stock issued during the period for services value					18,750
Repayment of related party debt					171,450
Working capital loans outstanding					$ 0	1,500,000	430,000
CIK 0001816261 Executive Network Partnering Corp [Member] | Sponsor [Member]
Description of Organization, Business Operations and Going Concern
Repayment of related party debt						$ 171,000	$ 171,000
CIK 0001816261 Executive Network Partnering Corp [Member] | Cut Off Period One [Member]
Description of Organization, Business Operations and Going Concern
Time period for consummation of business combination						24 months	27 months
Date on or before which business combination shall be consummated						Sep. 18, 2022
CIK 0001816261 Executive Network Partnering Corp [Member] | Supported By Letter Of Intent [Member] | Cut Off Period Two [Member]
Description of Organization, Business Operations and Going Concern
Time period for consummation of business combination						27 months
Date on or before which business combination shall be consummated						Dec. 18, 2022	Dec. 18, 2022
CIK 0001816261 Executive Network Partnering Corp [Member] | Business Combination Or Partnering [Member]
Description of Organization, Business Operations and Going Concern
Time gap between the date on which balance in the trust account is determined and the date of prospective event						2 days	2 days
CIK 0001816261 Executive Network Partnering Corp [Member] | Tender Offer [Member]
Description of Organization, Business Operations and Going Concern
Time gap between the date on which balance in the trust account is determined and the date of prospective event						2 days	2 days
CIK 0001816261 Executive Network Partnering Corp [Member] | Minimum [Member]
Description of Organization, Business Operations and Going Concern
Percentage of net assets excluding taxes payable of the prospective acquire						80.00%	80.00%
Equity method investment ownership percentage							50.00%
Amount per share to be maintained in the trust account						$ 10.00	$ 10.00
CIK 0001816261 Executive Network Partnering Corp [Member] | Maximum
Description of Organization, Business Operations and Going Concern
Amount per share to be maintained in the trust account						$ 10.00	$ 10.00
CIK 0001816261 Executive Network Partnering Corp [Member] | Common Class A [Member]
Description of Organization, Business Operations and Going Concern
Proceeds from initial public offer			$ 414,000,000.0	$ 414,000,000			$ 414,000,000
CIK 0001816261 Executive Network Partnering Corp [Member] | Private Placement Warrants
Description of Organization, Business Operations and Going Concern
Stock Related Warrants Issued During The Period Shares			614,000		614,000		614,000
Price per warrant			$ 10.00				$ 10.00
Stock related warrants issued during the period value			$ 6,100,000				$ 6,100,000
CIK 0001816261 Executive Network Partnering Corp [Member] | Class B And Class F Common Stock [Member] | Sponsor [Member]
Description of Organization, Business Operations and Going Concern
Stock issued during the period for services value						$ 25,000	$ 25,000
CIK 0001816261 Executive Network Partnering Corp [Member] | Class A common stock and warrant
Description of Organization, Business Operations and Going Concern
Stockholders Equity Stock Split Conversion Ratio	2.5	2.5:1
CIK 0001816261 Executive Network Partnering Corp [Member] | IPO [Member]
Description of Organization, Business Operations and Going Concern
Adjustments to additional paid in capital stock issuance costs			$ 4,100,000
CIK 0001816261 Executive Network Partnering Corp [Member] | IPO [Member] | Common Class A [Member]
Description of Organization, Business Operations and Going Concern
Stock shares issued during the period shares new issues			41,400,000
Sale of stock issue price per share			$ 10.00
Proceeds from initial public offer			$ 414,000,000.0
Adjustments to additional paid in capital stock issuance costs			$ 4,800,000
CIK 0001816261 Executive Network Partnering Corp [Member] | Over-Allotment Option [Member] | Common Class A [Member]
Description of Organization, Business Operations and Going Concern
Stock shares issued during the period shares new issues			5,400,000